Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurement

16. Fair value measurement

The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024, and December 31, 2023:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$5,614	$—	$—	$5,614
Earnout liabilities		—	—
	$5,614	$—	$—	$5,614
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$3,904	$—	$—	$3,904
Earnout liabilities	—	—	488,641	488,641
	$3,904	$—	$488,641	$492,545

The warrant liability fair value is based on quoted market prices in active markets, and therefore is classified within Level 1 of the fair value hierarchy. The earnouts based on revenue and EBITDA as well as the earnouts based on the Company’s stock price have been classified within Level 3 of the hierarchy as the fair value is derived using a Monte Carlo simulation analysis in a risk neutral framework, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. Key estimates and assumptions impacting the fair value measurement include the Company’s revenue and EBITDA forecasts as well as the assumptions listed in the tables below.

The Company estimated the fair value per share of the underlying common stock based, in part, on the results of third-party valuations and additional factors deemed relevant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the earnouts. The Company has not paid cash dividends and does not intend to do so in the foreseeable future The payment of any dividends is within the discretion of the Company’s board of directors and will be dependent upon the Company’s revenue and earnings, if any, capital requirements, and general financial condition. Further, the Company’s ability to declare dividends may be limited by the terms of financing or other agreements entered into by us or our subsidiaries from time to time, including certain consent rights in connection with the Strategic Investment. Prior to the Business Combination, the Company was a private company and lacked company-specific historical and implied volatility information of its stock, and as such, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants.

On September 30, 2024, following the earnout forfeiture, the Company adjusted the fair value of all earnout shares a final time, immediately before the modification and ignoring the effect of the modification. The total adjusted liability balance, including the amount associated with the forfeited earnout shares, was reclassified into equity as of September 30, 2024. After reclassification into equity, the earnout shares will not require subsequent fair value measurement. See Note 12 — Earnouts.

The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:

	September 30, 2024	December 31, 2023
Current stock price	9.91	12.30
Earnout period – beginning	7/1/2023	7/1/2023
Earnout period – end	12/31/2024	12/31/2024
Equity volatility, EBITDA volatility	30.00%	25.0%
Operational leverage ratio	65.00%	65.00%
Revenue volatility	10.00%	10.00%
Revenue/stock price correlation	40.00%	45.00%
EBITDA/stock price correlation	30.00%	25.00%
Revenue discount rate	14.27%	9.21%
Dividend yield	0.00%	0.00%

The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:

	September 30, 2024	December 31, 2023
Term (years)	5.0	5.8
Volatility	40.00%	40.00%
Risk-free rate	3.55%	3.80%
Dividend yield	0.00%	0.00%
Current stock price	9.91	12.30

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

Earnout Liabilities
Balance as of December 31, 2023	$488,641
Issuances	—
Change in fair value	(118,615)
Balance as of March 31, 2024	$370,026
Release of earnout shares	(66,255)
Change in fair value	(13,006)
Balance as of June 30, 2024	$290,765
Change in fair value	(40,649)
Forfeiture of earnout shares	69,280
Reclassification of stock price based earnout shares	180,836
Balance as of September 30, 2024	$—

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented. As of September 30, 2024, all earnouts were adjusted to fair value and reclassified into equity.

17.    Fair value measurement

The Company did not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2022. The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	3,904			3,904
Earnout liabilities			488,641	488,641
	$3,904	$	$488,641	$492,545

The warrant liability fair value is based on quoted market prices in active markets, and therefore is classified within Level 1 of the fair value hierarchy. The earnouts based on revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) as well as the earnouts based on the Company’s stock price have been classified within Level 3 of the hierarchy as the fair value is derived using a Monte Carlo simulation analysis in a risk neutral framework, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. Key estimates and assumptions impacting the fair value measurement include the Company’s revenue and EBITDA forecasts as well as the assumptions listed in tables below. The fair value measurement associated with the earnout liability is highly sensitive to changes in stock price and forecasted amounts for revenue through 2024. Any changes to stock price and forecasted revenues in 2024 will result in remeasurement of the earnout liability and could result in material gains or losses being recognized in the statement of operations.

The Company estimated the fair value per share of the underlying common stock based, in part, on the results of third-party valuations and additional factors deemed relevant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the earnouts. The Company estimated a 0% expected dividend yield as of December 31, 2023, based on the fact that prior to the Business Combination, the Company had never paid or declared dividends and does not intend to do so in the foreseeable future. Prior to the Business Combination, the Company was a private company and lacked company-specific historical and implied volatility information of its stock, and as such, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants.

The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:

Amount
Current stock price	12.30
Earnout period – beginning	July 1, 2023
Earnout period – end	December 31, 2024
Equity volatility, EBITDA volatility	25.0%
Operational leverage ratio	65.0%
Revenue volatility	10.0%
Revenue/stock price correlation	45.0%
EBITDA/stock price correlation	25.0%
Revenue discount rate	9.21%
Dividend yield	0.0%

The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:

Amount
Term (years)	5.8
Volatility	40.0%
Risk-free rate	3.8%
Dividend yield	0.0%
Current stock price	12.30

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

Earnout Liabilities
Balance as of December 31, 2022	$—
Issuances	143,228
Change in fair value	345,413
Balance as of December 31, 2023	488,641

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.